REAL ESTATE ASSETS (Details Narrative) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($) Integer	Jun. 30, 2026 Integer	Dec. 31, 2025	Dec. 31, 2025 Integer
Number of states real estate property is located							4
Number of limited liability companies	2		2						2
Depreciation | $	$ 0.8	$ 1.2	$ 1.7	$ 2.2	$ 4.4	$ 5.0
Construction in progress, gross | $					$ 1.1	$ 0.4
Retail Properties [Member]
Number of real estate properties						3	1		1
Model Home Properties [Member]
Number of real estate properties									80
Number of limited partnerships			2		5
Number of limited liability companies									1
Office Building [Member]
Number of real estate properties							7
Model Home Properties [Member]
Number of real estate properties	71		71			78	71	80	80
Office Buildings [Member] | Office Industrial Properties [Member]
Number of real estate properties						8			8
Industrial Buildings [Member] | Office Industrial Properties [Member]
Number of real estate properties						1			1
COLORADO
Number of real estate properties							3
NORTH DAKOTA
Number of real estate properties							3		4
CALIFORNIA
Number of real estate properties							1		1
TEXAS
Number of real estate properties							1		1
MARYLAND
Number of real estate properties							1		1